Note 18. Segment Information	12 Months Ended
Dec. 31, 2011
Segment Reporting Disclosure [Text Block]

18. Segment Information

The Company’s operations are comprised of several product lines manufactured and sold in various geographic locations.  The market channels and end users for products are similar.  The production processes are shared across the majority of the products.  Management evaluates performance and allocates resources on a combined basis and not as separate business units or profit centers.  Accordingly, management has concluded the Company operates in one reportable segment.

Geographic Information

Reportable geographic regions are the Americas, Asia-Pacific and Europe/Rest of World (ROW). Summarized financial information concerning the Company’s geographic segments for its operations is shown in the following tables:

	Successor		Predecessor
		December 3, 2010	January 1, 2010
	Year Ended	through	through	Year Ended
	December 31, 2011	December 31, 2010	December 2, 2010	December 31, 2009
Net Sales:
Americas	$ 315,858	$ 18,539	$ 246,726	$ 229,912
Asia-Pacific	133,539	7,826	108,916	90,344
Europe/ROW	38,032	2,298	31,596	27,399

Total	$ 487,429	$ 28,663	$ 387,238	$ 347,655

For all periods shown, U.S. sales comprised approximately 85% of America’s sales, while Australia sales comprised approximately 75% of Asia-Pacific sales.

Identifiable Assets (excluding working capital and intangibles) are as follows:

	Successor
	December 31,	December 31,
	2011	2010
Identifiable Assets:
Americas	$ 67,683	$ 69,696
Asia-Pacific	17,953	19,930
Europe/ROW	1,721	1,940
	$ 87,356	$ 91,566

Product Line Information

The Company sells a variety of products, substantially all of which are used by manufacturing, construction and foundry operations to cut, join and reinforce steel, aluminum and other metals in various applications including construction, oil, gas rig and pipeline construction, repair and maintenance of manufacturing equipment, and shipbuilding. The following table shows sales from continuing operations for each of the Company’s key product lines:

	Successor		Predecessor
		December 3, 2010	January 1, 2010
	Year Ended	through	through	Year Ended
	December 31, 2011	December 31, 2010	December 2, 2010	December 31, 2009

Gas equipment	$ 173,159	$ 9,484	$ 140,500	$ 122,370
Filler metals including hardfacing	95,625	5,885	81,065	78,952
Arc accessories including torches, related
consumable parts and accessories	89,593	5,107	67,087	60,332
Plasma power supplies, torches and related
consumable parts	81,578	5,477	60,564	52,872
Welding equipment	47,473	2,710	38,022	33,129
	$ 487,428	$ 28,663	$ 387,238	$ 347,655